NEWMONT LOAN	12 Months Ended
Dec. 31, 2022
NEWMONT LOAN
NEWMONT LOAN

21.NEWMONT LOAN

As part of the Company’s acquisition of the Camino Rojo project from Newmont, Newmont agreed to provide interest-free loans to the Company for all the annual landholding costs at Camino Rojo until December 2019. The loans were to be repaid upon declaration of commencement of commercial production of a heap leach operation at Camino Rojo. On May 6, 2022, we repaid this loan in full.

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
Beginning of the year	$10,293	$9,440
Accretion during the year	366	1,382
Modification gains arising from changes in estimates	—	(220)
Foreign exchange	177	(309)
Principal repayment	(10,836)	—
End of the year	$—	$10,293